OTHER CURRENT ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2015
OTHER CURRENT ASSETS - NET [Abstract]
Schedule of other current assets
in millions of $	As of December 31,
	2014	2015

VAT recoverable	10.4	40.4
Other receivables – net	-	15.0
Prepaid expenses – net	3.7	14.4
Unbilled solar systems integration revenue	-	3.8
Income taxes recoverable	0.1	0.7

	14.2	74.3